Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended			6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015		Sep. 30, 2016	Sep. 30, 2015
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 998	¥ 903		¥ 993	¥ 961
Provision for credit losses, Allowance for credit losses against loans		75	87		80	28
Charge-offs, Allowance for credit losses against loans		(23)			(23)
Other,Allowance for credit losses against loans	[1]	0	0		0	1
Ending balance, Allowance for credit losses against loans		1,050	990		1,050	990
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans		2,535	2,306		2,484	2,292
Provision for credit losses, Allowance for receivables other than loans		(102)	123		1	127
Charge-offs, Allowance for receivables other than loans		23			23
Other, Allowance for receivables other than loans	[1]	4	(36)		(48)	(26)
Ending balance, Allowance for receivables other than loans		2,460	2,393		2,460	2,393
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,533	3,209		3,477	3,253
Provision for credit losses, Total allowance for doubtful accounts		(27)	210		81	155
Charge-offs, Total allowance for doubtful accounts		0			0
Other, Total allowance for doubtful accounts	[1]	4	(36)		(48)	(25)
Ending balance, Total allowance for doubtful accounts		3,510	3,383		3,510	3,383
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		912	739		912	739
Provision for credit losses, Allowance for credit losses against loans		72	96		72	96
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		984	835		984	835
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		71	155		66	142
Provision for credit losses, Allowance for credit losses against loans			(8)		5	4
Charge-offs, Allowance for credit losses against loans		(17)			(17)
Other,Allowance for credit losses against loans	[1]	0	0		0	1
Ending balance, Allowance for credit losses against loans		54	147		54	147
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		7			7
Provision for credit losses, Allowance for credit losses against loans		(7)			(7)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		8	8		8	79
Provision for credit losses, Allowance for credit losses against loans		10			10	(71)
Charge-offs, Allowance for credit losses against loans		(6)			(6)
Other,Allowance for credit losses against loans			0	[1]		0	[1]
Ending balance, Allowance for credit losses against loans		12	8		12	8
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		0	1		0	1
Provision for credit losses, Allowance for credit losses against loans		0	(1)			(1)
Charge-offs, Allowance for credit losses against loans		0			0
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		¥ 0	¥ 0		¥ 0	¥ 0

[1]	Includes the effect of foreign exchange movements.